CASH RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                    February 28, 1998
(Unaudited)

                                              PRINCIPAL
                                               AMOUNT
ISSUER                                    (000'S OMITTED)            VALUE
--------------------------------------------------------------------------------
ASSET BACKED -- 9.8%
--------------------------------------------------------------------------------
Asset Backed Securities
   Investment Trust
   5.625% due 6/15/98                        $157,000           $  156,990,756
Steers
   5.625% due 10/15/98                        160,000              160,000,000
   5.625% due 11/10/98                        191,000              190,974,441
Strategic Money Market
   Trust Receipts
   5.625% due 3/05/99                         213,000              213,000,000
Strats Trust
   5.647% due 12/15/98                        130,000              130,000,000
                                                                --------------
                                                                   850,965,197
                                                                --------------
BANK NOTES -- 12.7%
--------------------------------------------------------------------------------
Bank America of Chicago
   5.85% due 3/13/98                          100,000               99,996,717
Bank of New York
   5.50% due 2/17/99                          100,000               99,935,194
FCC National Bank
   5.70% due 4/07/98                          200,000              199,992,380
   5.64% due 7/02/98                          100,000               99,970,640
   5.86% due 10/02/98                         100,000               99,966,353
First USA Bank
   5.715% due 4/29/98                         100,000              100,018,929
Key Bank National
   Association
   5.66% due 7/07/98                          100,000               99,976,228
   5.655% due 9/28/98                         200,000              199,916,652
Morgan Guaranty
   Trust Co.
   5.93% due 8/31/98                          100,000               99,980,938
                                                                --------------
                                                                 1,099,754,031
                                                                --------------
CERTIFICATES OF DEPOSIT (DOMESTIC) -- 2.3%
--------------------------------------------------------------------------------
Morgan Guaranty
   Trust Co.
   5.85% due 3/16/98                          100,000               99,998,024
   5.55% due 2/02/99                          100,000              100,000,000
                                                                --------------
                                                                   199,998,024
                                                                --------------
CERTIFICATES OF DEPOSIT (YANKEE) -- 37.9%
--------------------------------------------------------------------------------
Bank America National
   Association
   5.64% due 6/30/98                          200,000              199,942,538
Bank of Nova Scotia
   5.89% due 9/16/98                          150,000              149,961,093
Bank of Tokyo Mitsubishi
   5.75% due 3/30/98                          100,000              100,000,000
   5.77% due 3/30/98                          200,000              200,000,000
   6.00% due 4/06/98                          100,000              100,000,000
Barclays Bank
   5.84% due 3/11/98                          100,000               99,999,292
   5.82% due 10/05/98                         200,000              199,943,126
   5.53% due 2/23/99                          100,000               99,943,534
Bayeriche Landesbank
   5.86% due 7/17/98                          100,000               99,979,957
Bayerische Vereinsbank
   5.71% due 10/06/98                          30,000               29,992,791
   5.70% due 1/07/99                          100,000               99,967,345
Canadian Imperial Bank
   5.86% due 8/10/98                           70,000               69,984,922
Credit Suisse
   5.84% due 3/11/98                           30,000               29,999,788
   5.73% due 10/07/98                         300,000              300,000,000
   5.73% due 11/09/98                         125,000              125,000,000
Deutsche Bank
   5.85% due 10/20/98                          90,000               89,972,637
   5.62% due 2/26/99                          100,000               99,952,587
   5.65% due 3/02/99                          100,000               99,952,075
Dresdner Bank
   5.95% due 10/20/98                          70,000               70,035,067
Natwest BankCorp
   5.933% due 6/26/98                         100,000               99,979,497
Rabobank Nederland
   6.18% due 5/01/98                          100,000               99,996,864
Royal Bank of Canada
   6.08% due 5/27/98                           75,000               75,013,663
   5.93% due 9/15/98                          150,000              149,953,570
   5.54% due 2/16/99                          200,000              199,868,375
Societe Generale Bank
   5.87% due 3/03/98                          125,000              124,999,869
   5.86% due 7/21/98                           50,000               49,992,609
   5.77% due 10/07/98                          66,000               65,995,259
Swiss Bank Corp.
   5.69% due 1/07/99                          150,000              149,926,533
                                                                --------------
                                                                 3,280,352,991
                                                                --------------
COMMERCIAL PAPER -- 12.7%
--------------------------------------------------------------------------------
Associates Corp. of
   North America
   5.67% due 3/02/98                          150,000              150,000,000

Atlantis One Fundings Corp.
   5.50% due 4/07/98                           97,745               96,908,737
Caisse D. Amortissement
   5.68% due 6/11/98                          100,000               98,406,444
Diageo Capital PLC
   5.45% due 8/31/98                          100,000               97,244,722
Ford Motor Credit Co.
   5.70% due 3/02/98                          100,000              100,000,000
General Electric Capital Corp.
   5.68% due 3/24/98                          150,000              149,479,333
J. P. Morgan & Co., Inc.
   5.64% due 6/15/98                          100,000               98,355,000
Merrill Lynch & Co., Inc.
   5.67% due 6/01/98                          100,000               98,566,750
Prudential Fundings Corp.
   5.67% due 3/02/98                          100,000              100,000,000
Receivables Capital Corp.
   5.53% due 3/05/98                          110,290              110,239,175
                                                                --------------
                                                                 1,099,200,161
                                                                --------------
CORPORATE NOTES -- 9.0%
--------------------------------------------------------------------------------
Associates Corp. of
   North America
   5.71% due 1/04/99                          200,000              199,899,874
Bank One, Columbus
   5.59% due 5/14/98                           75,000               74,989,845
Bank One, Wisconsin
   5.58% due 10/23/98                         100,000               99,949,710
Key Bank National
   Association
   5.65% due 7/02/98                          100,000               99,973,895
Morgan Stanley
   Group, Inc.
   5.76% due 5/18/98                           75,000               75,000,000
PNC Bank National
   Association
   5.74% due 10/02/98                         230,000              229,907,930
                                                                --------------
                                                                   779,721,254
                                                                --------------
MEDIUM TERM NOTES -- 5.5%
--------------------------------------------------------------------------------
Abbey National Treasury
   Services
   6.00% due 6/17/98                          100,000               99,988,796
   5.54% due 1/20/99                          125,000              124,980,830
   5.525% due 1/26/99                         100,000               99,960,952
Sigma Finance Corp.
   5.94% due 11/17/98                         150,000              150,000,000
                                                                --------------
                                                                   474,930,578
                                                                --------------
PROMISSORY NOTES -- 4.1%
--------------------------------------------------------------------------------
Goldman Sachs Group
   5.625% due 11/13/98                        350,000              350,000,000
                                                                --------------
TIME DEPOSITS -- 7.0%
--------------------------------------------------------------------------------
Den Danske
   5.531% due 3/02/98                         150,000              150,000,000
First Union National Bank
   5.438% due 3/02/98                         153,820              153,820,000
Harris Trust and
   Savings Bank
   5.719% due 3/02/98                         150,000              150,000,000
Nationsbank
   5.50% due 3/02/98                          150,000              150,000,000
                                                                --------------
                                                                   603,820,000
                                                                --------------
TOTAL INVESTMENTS AT
   AMORTIZED COST                               101.0%           8,738,742,236
OTHER ASSETS,
  LESS LIABILITIES                               (1.0)             (89,586,231)
                                                -----           --------------
NET ASSETS                                      100.0%          $8,649,156,005
                                                -----           --------------

See notes to financial statements

CASH RESERVES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 28, 1998 (Unaudited)
--------------------------------------------------------------------------------
ASSETS:
Investments at value (Note 1A)                                    $8,738,742,236
Cash                                                                         898
Interest receivable                                                  109,503,307
--------------------------------------------------------------------------------
 Total assets                                                      8,848,246,441
--------------------------------------------------------------------------------
LIABILITIES:
Payable for investment purchased                                     198,184,037
Payable to affiliate--Investment Advisory fee (Note 2A)                  529,266
Accrued expenses and other liabilities                                   377,133
--------------------------------------------------------------------------------
 Total liabilities                                                   199,090,436
--------------------------------------------------------------------------------
NET ASSETS                                                        $8,649,156,005
--------------------------------------------------------------------------------

REPRESENTED BY:
Paid-in capital for beneficial interests                          $8,649,156,005
--------------------------------------------------------------------------------

CASH RESERVES PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 1998 (Unaudited)
--------------------------------------------------------------------------------
INTEREST INCOME (Note 1B):                                        $256,547,997
EXPENSES:
Investment Advisory fees (Note 2A)                $6,618,719
Administrative fees (Note 2B)                      2,206,240
Custodian fees                                       656,895
Auditing fees                                         26,500
Trustees' fees                                        23,334
Legal fees                                            17,783
Other                                                135,055
--------------------------------------------------------------------------------
  Total expenses                                   9,684,526
Less aggregate amounts waived by Investment
  Adviser and Administrator (Notes 2A, and 2B)    (5,247,106)
Less fees paid indirectly (Note 1E)                     (547)
--------------------------------------------------------------------------------
  Net expenses                                                       4,436,873
--------------------------------------------------------------------------------
Net investment income                                             $252,111,124
--------------------------------------------------------------------------------

See notes to financial statements

CASH RESERVES PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                           SIX MONTHS ENDED
                                           FEBRUARY 28, 1998      YEAR ENDED
                                              (Unaudited)       AUGUST 31, 1997
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS:
Net investment income                      $   252,111,124      $   339,604,126
--------------------------------------------------------------------------------

CAPITAL TRANSACTIONS:
Proceeds from contributions                 16,267,169,184       33,685,999,190
Value of withdrawals                       (15,527,524,243)     (30,810,390,668)
--------------------------------------------------------------------------------

Net increase in net assets from
 capital transactions                          739,644,941        2,875,608,522
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                     991,756,065        3,215,212,648
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                          7,657,399,940        4,442,187,292
--------------------------------------------------------------------------------
End of period                              $ 8,649,156,005      $ 7,657,399,940
--------------------------------------------------------------------------------

CASH RESERVES PORTFOLIO
FINANCIAL HIGHLIGHTS

                                 SIX MONTHS
                                   ENDED
                                 FEBRUARY 28,                            YEAR ENDED AUGUST 31,
                                    1998         ------------------------------------------------------------------------
                                 (Unaudited)           1997            1996            1995            1994          1993
-------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets (000's omitted)       $8,649,156      $7,657,400      $4,442,187      $4,765,406      $2,147,361      $781,470
Ratio of expenses to average
  net assets                          0.10%+          0.10%           0.10%           0.10%           0.11%         0.20%
Ratio of net investment
 income to average net assets         5.68%+          5.57%           5.64%           5.88%           3.87%         3.15%

Note: If agents of the Portfolio had not voluntarily waived a portion of their fees for the periods indicated, the ratios would have been as follows:

RATIOS:
Expenses to average net assets        0.22%+          0.23%           0.23%           0.23%           0.24%         0.25%
Net investment income to average
  net assets                          5.56%+          5.44%           5.50%           5.75%           3.74%         3.10%
-------------------------------------------------------------------------------------------------------------------------

+ Annualized

See notes to financial statements

CASH RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES Cash Reserves Portfolio (the "Portfolio") is registered under the U.S. Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Administrator and Citibank, N.A. ("Citibank") acts as the Investment Adviser.

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Portfolio are as follows:

   A. Valuation of Investments Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio's use of amortized cost is subject to the Portfolio's compliance with certain conditions as specified under Rule 2a-7 of the U.S. Investment Company Act of 1940.

   B. Interest Income and Expenses Interest income consists of interest accrued and discount earned (including both original issue and market discount) on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG.

   C. U.S. Federal Income Taxes The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

   D. Repurchase Agreements It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

   E. Fees Paid Indirectly The Portfolio's custodian bank calculates its fees based on the Portfolio's average daily net assets. The fees are reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

   F. Other Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

2. INVESTMENT ADVISORY FEES AND ADMINISTRATIVE FEES
   A. Investment Advisory Fee -- The Investment advisory fees paid to Citibank, as compensation for overall investment management services, amounted to $6,618,719, of which $3,040,866 was voluntarily waived for the six months ended February 28, 1998. The investment advisory fees are computed at an annual rate of 0.15% of the Portfolio's average daily net assets.

   B. Administrative Fees -- Under the terms of an Administrative Services Agreement, the administrative fee paid to the Administrator, as compensation for overall administrative services and general office facilities, are computed at the annual rate of 0.05% of the Portfolio's average daily net assets. The Administrative fees amounted to $2,206,240, all of which were voluntarily waived for the six months ended February 28, 1998. The Portfolio pays no compensation directly to any Trustee or to any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Administrator or its affiliates.

3. INVESTMENT TRANSACTIONS Purchases, maturities and sales of money market instruments aggregated $165,501,676,391 and $164,382,220,872, respectively, for the six months ended February 28, 1998.

4. LINE OF CREDIT The Portfolio, along with other CitiFunds, entered into an agreement with a bank which allows the Funds collectively to borrow up to $60 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended February 28, 1998, the commitment fee allocated to the Portfolio was $15,151. Since the line of credit was established, there have been no borrowings.